Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(
10
)

INCOME TAXES

We are subject to Federal and certain state income taxes. In addition, we are taxed in certain foreign countries. As of
December

31,
2016
and
2015,
there were
no
cumulative undistributed earnings of our foreign subsidiaries for which U.S. income taxes have not
been provided.

Earnings before income taxes was as follows:

	Years Ended December 31,
	2016	2015
Domestic	$3,345	$1,868
Foreign	862	715
Total	$4,207	$2,583

Income tax expense (benefit) was as follows:

	Years Ended December 31,
	2016	2015
Current
Domestic -- Federal	$1,295	$523
Domestic -- state	74	45
Foreign	45	(14)
Total	$1,414	$554
Deferred
Domestic -- Federal	$(39)	$12
Domestic -- state	10	(9)
Foreign	164	165
Total	135	168
Income tax expense	$1,549	$722

Deferred income taxes reflect the net tax effect of net operating loss and credit carryforwards as well as temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following is a summary of the significant components of our deferred tax assets and liabilities as of
December 31, 2016
and
2015:

	December 31,
Deferred tax assets:	2016	2015
Depreciation of property and equipment	$580	$580
Intangibles	311	279
Inventories	182	186
Accrued vacation pay and stock-based compensation	161	151
Net operating loss ("NOL") (state and foreign)	71	264
Allowance for doubtful accounts	55	55
Acquisition costs	28	31
Accrued warranty	9	5
Other	7	13
Total	1,404	1,564
Valuation allowance	-	(15)
Deferred tax assets	1,404	1,549
Deferred tax liabilities:
Net intangible assets	(212)	(222)
Unremitted earnings of foreign subsidiaries	(82)	(82)
Deferred tax liabilities	(294)	(304)
Net deferred tax assets	$1,110	$1,245

The net change in the valuation allowance for the years ended
December 31, 2016
and
2015
were decreases of
$15
and
$85,
respectively. In assessing the ability to realize the deferred tax assets, we consider whether it is more likely than not
that some por
tion or all of the deferred tax assets will
not
be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. We consider the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. In order to fully realize the total deferred tax assets, we will need to generate future taxable income prior to the expiration of net operating loss and credit carryforwards which expire in various years through
2036.

An analysis of the effective tax rate for the years ended
December 31, 2016
and
2015
and a reconciliation from the expected statutory rate of
34
%
is as follows:

	Years Ended December 31,
	2016	2015
Expected income tax provision at U.S. statutory rate	$1,430	$878
Increase (decrease) in tax from:
Foreign income tax rate differences	(258)	(64)
Current year tax credits (foreign and research)	(140)	(207)
Domestic production activities deduction	(112)	(68)
Changes in valuation allowance	(15)	(85)
Deemed dividend from foreign subsidiaries	396	151
NOL carryforwards utilized	180	99
Domestic tax expense, net of Federal benefit	55	33
Nondeductible expenses	14	15
Other	(1)	(30)
Income tax expense	$1,549	$722

In accounting for income taxes, we follow the guidance in ASC Topic
740
(Income Taxes) regarding the recognition and measurement of uncertain tax positions in our financial statements. Recognition involves a determination of whether it is more likely than not
that a tax position will be sustained upon examination with the presumption that the tax position will be examined by the appropriate taxing authority having full knowledge of all relevant information. Our policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of
December 31, 2016
and
2015,
we did
not
have an accrual for uncertain tax positions.

We file U.S. income tax returns and multiple state and foreign income tax returns. With few exceptions, the U.S. and state income tax returns filed for the tax years ending on
December 31, 2013
and thereafter are subject to examination by the relevant taxing authorities. During the first
quarter of
2017,
the U.S. taxing authority completed an examination of our federal income tax return for the year ended
December 31, 2014
and there were
no
changes to the tax return as originally filed.